OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of expenses [Abstract]
Schedule of Operating Expenses

	2021	2020	2019
	£m	£m	£m
Staff costs:
Salaries	2,405	2,568	2,539
Performance-based compensation	335	117	380
Social security costs	308	287	325
Pensions and other post-retirement benefit schemes (note 34)	538	566	532
Restructuring costs	92	166	92
Other staff costs	207	131	383
	3,885	3,835	4,251
Premises and equipment:
Rent and rates	118	117	93
Repairs and maintenance	169	174	187
Other[1]	(26)	176	211
	261	467	491
Other expenses:
Communications and data processing	1,181	1,013	1,038
Advertising and promotion	161	187	170
Professional fees	210	189	226
UK bank levy	132	211	224
Regulatory and legal provisions (note 36)	1,300	464	2,895
Other	845	643	715
	3,829	2,707	5,268
Depreciation and amortisation:
Depreciation of property, plant and equipment[2]	1,839	2,046	2,064
Amortisation of acquired value of in-force non-participating investment contracts (note 23)	24	26	30
Amortisation of other intangible assets (note 24)	962	660	566
	2,825	2,732	2,660
Goodwill impairment (note 22)	—	4	—
Total operating expenses	10,800	9,745	12,670
1Net of profits on disposal of operating lease assets of £249 million (2020: £127 million; 2019: £41 million).
2Comprising depreciation in respect of premises £123 million (2020: £127 million; 2019: £125 million), equipment £779 million (2020: £680 million; 2019: £715 million), operating lease assets £709 million (2020: £1,011 million; 2019: £1,008 million) and right-of-use assets £228 million (2020: £228 million; 2019: £216 million).

Schedule of Performance-Based Compensation Costs
The table below analyses the Group’s performance-based compensation costs between those relating to the current performance year and those relating to earlier years.

	2021	2020	2019
	£m	£m	£m
Performance-based compensation expense comprises:
Awards made in respect of the year ended 31 December	313	22	244
Awards made in respect of earlier years	22	95	136
	335	117	380

Performance-based compensation expense deferred until later years comprises:
Awards made in respect of the year ended 31 December	110	30	113
Awards made in respect of earlier years	22	31	36
	132	61	149

Schedule of Average Number of Persons Employed by the Group	The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2021	2020	2019
UK	64,250	67,881	69,321
Overseas	826	784	762
Total	65,076	68,665	70,083